Document and Entity Information	Aug. 29, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2019
Entity Registrant Name	MERIDIAN BANCORP, INC.
Entity Central Index Key	0001600125
Entity Emerging Growth Company	false
Entity File Number	001-36573
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-5396964
Entity Address, Address Line One	67 Prospect Street
Entity Address, City or Town	Peabody
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01960
City Area Code	617
Local Phone Number	567-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock
Trading Symbol(s)	EBSB
Name of Each Exchange on Which Registered	NASDAQ